Revenue (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	$ 173,773,979	$ 40,710,527
Digital assets mined [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	165,397,736	38,962,425
Hosting fees [member]
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	$ 8,376,243	$ 1,748,102